UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-54
                                   -----------


                           AXP INVESTMENT SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    6/30
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

                   AXP(R) DIVERSIFIED EQUITY INCOME PORTFOLIO

                           A FEEDER FUND INVESTING IN

                             EQUITY INCOME PORTFOLIO

                       PORTFOLIO HOLDINGS AT JUNE 30, 2005

Investments in Securities

Equity Income Portfolio

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.8%)
Issuer                                         Shares               Value(a)

Aerospace & defense (2.9%)
Goodrich                                      747,450             $30,615,552
Honeywell Intl                              1,569,300              57,483,459
United Technologies                           861,600              44,243,160
Total                                                             132,342,171

Airlines (0.8%)
AMR                                         2,179,500(b,d)         26,393,745
Northwest Airlines                          1,902,100(b,d)          8,673,576
Total                                                              35,067,321

Automotive & related (0.8%)
Dana                                          640,100               9,607,901
Eaton                                         449,500              26,925,050
Total                                                              36,532,951

Banks and savings & loans (3.2%)
Bank of America                             1,403,468              64,012,175
Mellon Financial                            1,055,000              30,267,950
US Bancorp                                    299,400               8,742,480
Washington Mutual                             496,500              20,202,585
Wells Fargo & Co                              412,900              25,426,382
Total                                                             148,651,572

Beverages & tobacco (1.4%)
Altria Group                                  976,500              63,140,490

Broker dealers (1.2%)
Lehman Brothers Holdings                      150,500              14,941,640
Merrill Lynch & Co                            486,300              26,751,363
Morgan Stanley                                274,900              14,424,003
Total                                                              56,117,006

Building materials & construction (1.4%)
CEMEX ADR                                     645,623(c)           27,387,328
Fluor                                         567,700              32,693,843
Insituform Technologies Cl A                  272,800(b)            4,372,984
Total                                                              64,454,155

Common stocks (continued)
Issuer                                         Shares               Value(a)

Chemicals (2.1%)
Air Products & Chemicals                       96,300              $5,806,890
Cabot                                         126,000               4,158,000
Compass Minerals Intl                         578,400              13,534,560
Dow Chemical                                  915,900              40,785,027
EI du Pont de Nemours & Co                    732,600              31,509,126
Total                                                              95,793,603

Computer hardware (1.0%)
Hewlett-Packard                             1,963,800              46,168,938

Computer software & services (1.3%)
Electronic Data Systems                     1,667,000(d)           32,089,750
Microsoft                                   1,052,700              26,149,068
Total                                                              58,238,818

Electronics (1.9%)
Energy Conversion Devices                     238,500(b,d)          5,337,630
Intel                                       1,823,200              47,512,592
Linear Technology                             244,700               8,978,043
Rockwell Automation                           505,200              24,608,292
Total                                                              86,436,557

Energy (10.9%)
Anadarko Petroleum                            149,300              12,264,995
Ballard Power Systems                         821,700(b,c)          3,878,424
BP ADR                                        179,300(c)           11,184,734
Burlington Resources                          297,100              16,411,804
Chevron                                     1,241,500(d)           69,424,680
ConocoPhillips                                573,800              32,987,762
Devon Energy                                  237,500(d)           12,036,500
EnCana                                        669,200(c)           26,493,628
EOG Resources                                 146,500(d)            8,321,200
Exxon Mobil                                   171,500               9,856,105
FuelCell Energy                               422,500(b,d)          4,313,725
Kerr-McGee                                    448,578              34,230,987
Marathon Oil                                1,201,500              64,124,055
Petroleo Brasileiro ADR                     1,368,800(c,d)         71,355,544
Pioneer Natural Resources                     532,100              22,390,768
Repsol ADR                                    792,700(c)           19,920,551

Common stocks (continued)
Issuer                                         Shares               Value(a)

Energy (cont.)
Total ADR                                     271,900(c,d)        $31,771,515
Unocal                                        795,600              51,753,780
Total                                                             502,720,757

Energy equipment & services (8.3%)
Baker Hughes                                1,565,900              80,111,444
GlobalSantaFe                                 305,600              12,468,480
Halliburton                                 2,037,600              97,438,032
McDermott Intl                              2,651,300(b)           55,677,300
Schlumberger                                  970,800              73,722,552
Tidewater                                   1,720,500              65,585,460
Total                                                             385,003,268

Engineering & construction (1.1%)
Hanson ADR                                  1,023,400(c)           48,836,648

Environmental services (0.5%)
Waste Management                              792,900              22,470,786

Finance companies (3.4%)
Citigroup                                   3,428,200             158,485,686

Financial services (3.1%)
Capital One Financial                         292,600(d)           23,410,926
Fannie Mae                                  1,415,000              82,635,999
JPMorgan Chase & Co                         1,056,908              37,329,991
PHH                                            73,465(b)            1,889,520
Total                                                             145,266,436

Food (0.6%)
Archer-Daniels-Midland                      1,405,100              30,041,038

Furniture & appliances (0.9%)
Whirlpool                                     567,300(d)           39,773,403

Health care products (3.4%)
Abbott Laboratories                           661,000              32,395,610
Bristol-Myers Squibb                        1,082,200              27,033,356
Merck & Co                                  1,171,000              36,066,800
Pfizer                                      1,718,100              47,385,198
Wyeth                                         349,700              15,561,650
Total                                                             158,442,614

See accompanying notes to investments in securities.

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1 -- AXP DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares               Value(a)

Health care services (2.2%)
PacifiCare Health Systems                   1,064,950(b)          $76,090,678
Tenet Healthcare                            2,184,300(b)           26,735,832
Total                                                             102,826,510

Industrial transportation (1.7%)
Burlington Northern Santa Fe                  991,800              46,693,944
Union Pacific                                 493,500              31,978,800
Total                                                              78,672,744

Insurance (13.1%)
ACE                                         1,862,700(c)           83,542,095
Aon                                         1,472,700              36,876,408
Axis Capital Holdings                       1,032,300(c)           29,214,090
CIGNA                                         184,400              19,736,332
Endurance Specialty
  Holdings                                    695,000(c)           26,284,900
Hartford Financial
  Services Group                              168,500              12,600,430
Jefferson-Pilot                               493,100(d)           24,862,102
Lincoln Natl                                  493,100              23,136,252
Loews                                         699,600              54,219,000
Marsh & McLennan
  Companies                                 1,537,900              42,599,830
Montpelier Re Holdings                        816,600(c)           28,238,028
Safeco                                        703,900              38,249,926
St. Paul Travelers
  Companies                                 1,193,720              47,187,752
Torchmark                                     487,400              25,442,280
UnumProvident                                 224,100               4,105,512
XL Capital Cl A                             1,532,925(c)          114,080,278
Total                                                             610,375,215

Leisure time & entertainment (2.2%)
Cendant                                     1,467,900              32,836,923
Royal Caribbean Cruises                     1,022,400(d)           49,443,264
Viacom Cl B                                   668,700              21,411,774
Total                                                             103,691,961

Machinery (6.8%)
Caterpillar                                 1,655,200             157,757,112
Deere & Co                                    325,000              21,284,250
Ingersoll-Rand Cl A                           949,100(c)           67,718,285
Parker Hannifin                               761,000              47,189,610
Tomkins ADR                                 1,201,900(c,d)         22,860,138
Total                                                             316,809,395

Media (1.5%)
Gannett                                       382,500              27,207,225
RR Donnelley & Sons                           742,300              25,616,773
Time Warner                                 1,088,400(b)           18,187,164
Total                                                              71,011,162

Metals (0.6%)
Alcoa                                         911,300              23,812,269
Freeport-McMoRan
  Copper & Gold Cl B                          121,600               4,552,704
Total                                                              28,364,973

Common stocks (continued)
Issuer                                         Shares               Value(a)

Multi-industry (6.4%)
Ameron Intl                                     4,700                $175,780
Cooper Inds Cl A                              316,100              20,198,790
Crane                                         808,400              21,260,920
Eastman Kodak                               1,177,500              31,615,875
General Electric                            2,977,000             103,153,050
Hubbell Cl B                                   96,500               4,255,650
Pitney Bowes                                  275,100              11,980,605
Textron                                       605,000              45,889,250
YORK Intl                                   1,523,000              57,874,000
Total                                                             296,403,920

Paper & packaging (1.6%)
Abitibi-Consolidated                        1,914,300(c)            8,576,064
Intl Paper                                  1,265,200              38,221,692
MeadWestvaco                                  380,300              10,663,612
Weyerhaeuser                                  261,300              16,631,745
Total                                                              74,093,113

Real estate investment trust (0.5%)
Rayonier                                      127,000               6,734,810
Starwood Hotels &
  Resorts Worldwide Unit                      277,800              16,270,746
Total                                                              23,005,556

Retail -- general (1.1%)
JC Penney                                     289,100              15,200,878
Sears Holdings                                121,472(b)           18,205,009
Wal-Mart Stores                               390,300              18,812,460
Total                                                              52,218,347

Retail -- grocery (0.5%)
Albertson's                                 1,074,500              22,220,660

Utilities -- electric (0.2%)
FirstEnergy                                    89,600               4,310,656
Pinnacle West Capital                          51,900               2,306,955
Plug Power                                    704,700(b)            4,827,195
Total                                                              11,444,806

Utilities -- natural gas (1.1%)
NiSource                                    2,068,400              51,151,532

Utilities -- telephone (8.1%)
AT&T                                        2,968,000              56,510,720
BellSouth                                   2,115,800              56,216,806
BT Group                                   10,685,300(c)           44,002,240
MCI                                           532,500              13,690,575
SBC Communications                          2,445,300(d)           58,075,875
Sprint                                      1,101,500              27,636,635
Telefonos de Mexico
  ADR Cl L                                  3,925,200(c)           74,147,028
Verizon Communications                      1,334,900              46,120,795
Total                                                             376,400,674

Total common stocks
(Cost: $3,716,897,311)                                         $4,532,674,786

Preferred stocks (0.7%)
Issuer                                         Shares               Value(a)

Schering-Plough
  6.00% Cv                                    268,200             $13,666,131
UnumProvident
  8.25% Cv                                    400,000              14,266,000
Xerox
  6.25% Cv                                     40,150               4,780,259

Total preferred stocks
(Cost: $27,425,000)                                               $32,712,390

Bond (0.1%)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount
Calpine
  Sr Nts
  02-15-11                8.50%            $6,000,000(d)           $4,110,000

Total bond
(Cost: $5,125,348)                                                 $4,110,000

Short-term securities (5.3%)(e)
Issuer                 Effective               Amount               Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (2.9%)
Federal Home Loan Bank Disc Nts
  07-27-05                2.87%           $30,000,000             $29,935,666
  08-17-05                3.23             15,000,000              14,935,600
Federal Home Loan Mtge Disc Nts
  07-05-05                2.90              1,200,000               1,199,516
  07-13-05                2.86             30,000,000              29,969,101
  07-19-05                3.15             50,000,000              49,917,139
Federal Natl Mtge Assn Disc Nt
  08-10-05                2.97              8,700,000               8,670,698
Total                                                             134,627,720

Commercial paper (2.4%)
Alpine Securitization
  07-01-05                3.40              3,800,000               3,799,641
Greyhawk Funding, LLC
  07-15-05                3.18             20,000,000              19,973,500
Jupiter Securitization
  07-01-05                3.04             11,300,000              11,299,046
  07-11-05                3.10             15,000,000              14,985,791
  07-20-05                3.19             20,000,000              19,964,666
Morgan Stanley & Co
  07-25-05                3.26             30,000,000              29,932,292
Preferred Receivables Funding
  07-27-05                3.27             10,000,000               9,975,550
Total                                                             109,930,486

Total short-term securities
(Cost: $244,572,321)                                             $244,558,206

Total investments in securities
(Cost: $3,994,019,980)(f)                                      $4,814,055,382

See accompanying notes to investments in securities.

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2 -- AXP DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 16.0% of net assets.

(d)   At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.1% of net assets. 1.2% of net assets is the Portfolio's cash equivalent position.

(f) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $3,994,020,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $911,867,000
      Unrealized depreciation                                     (91,832,000)
                                                                  -----------
      Net unrealized appreciation                                $820,035,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6475-80 C (8/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                            AXP(R) MID CAP VALUE FUND

                                AT JUNE 30, 2005

Investments in Securities

AXP Mid Cap Value Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)
Issuer                                        Shares                   Value(a)

Aerospace & defense (0.9%)
Goodrich                                      185,500               $7,598,080

Airlines (0.9%)
AMR                                           416,700(b)             5,046,237
Continental Airlines Cl B                      63,850(b)               847,928
Northwest Airlines                            469,200(b,d)           2,139,552
Total                                                                8,033,717

Automotive & related (1.7%)
Cummins                                        94,900                7,080,489
Eaton                                          52,200                3,126,780
Johnson Controls                               58,000                3,267,140
Lear                                           40,010                1,455,564
Total                                                               14,929,973

Banks and savings & loans (2.0%)
AmSouth Bancorporation                        248,100                6,450,600
Comerica                                      109,000                6,300,200
Hibernia Cl A                                 141,800                4,704,924
Total                                                               17,455,724

Beverages & tobacco (0.6%)
Reynolds American                              66,100                5,208,680

Broker dealers (1.0%)
Bear Stearns Companies                         86,950                9,037,583

Building materials & construction (2.7%)
American Standard
  Companies                                   171,700                7,197,664
CEMEX ADR                                     174,143(c)             7,387,146
Fluor                                         143,000                8,235,370
Insituform Technologies Cl A                   59,400(b)               952,182
Total                                                               23,772,362

Common stocks (continued)
Issuer                                        Shares                   Value(a)

Chemicals (4.3%)
Agrium                                        156,400(c)            $3,067,004
Cabot                                         120,400                3,973,200
Compass Minerals Intl                         173,250                4,054,050
Eastman Chemical                              190,300               10,495,045
Imperial Chemical Inds ADR                    199,900(c)             3,646,176
Lubrizol                                      103,300                4,339,633
Mosaic                                        199,900(b)             3,110,444
PPG Inds                                       74,250                4,659,930
Total                                                               37,345,482

Computer software & services (2.2%)
BMC Software                                  363,400(b)             6,523,030
Computer Sciences                             122,400(b)             5,348,880
Electronic Data Systems                       366,900                7,062,825
Total                                                               18,934,735

Electronics (3.1%)
Agilent Technologies                          120,000(b)             2,762,400
Energy Conversion Devices                      42,900(b)               960,102
Intersil Cl A                                 216,600                4,065,582
Natl Semiconductor                            494,100               10,885,023
Rockwell Automation                           136,700                6,658,657
Solectron                                     493,400(b)             1,869,986
Total                                                               27,201,750

Energy (6.2%)
Amerada Hess                                   63,650                6,779,362
Ballard Power Systems                         183,900(b,c)             868,008
FuelCell Energy                                95,000(b)               969,950
Kerr-McGee                                     42,210                3,221,045
Pioneer Natural Resources                     431,500               18,157,520
Suncor Energy                                 293,100(c)            13,869,492
Sunoco                                         64,500                7,332,360
Valero Energy                                  33,400                2,642,274
Total                                                               53,840,011

Common stocks (continued)
Issuer                                        Shares                   Value(a)

Energy equipment & services (8.9%)
BJ Services                                   209,400              $10,989,312
Cooper Cameron                                145,100(b)             9,003,455
GlobalSantaFe                                 645,600               26,340,480
McDermott Intl                                224,000(b)             4,704,000
Nabors Inds                                   124,100(b,c)           7,522,942
Smith Intl                                    116,300                7,408,310
Weatherford Intl                              190,900(b)            11,068,382
Total                                                               77,036,881

Financial services (1.1%)
AMVESCAP                                      343,600(c)             2,049,928
Capital One Financial                          88,600                7,088,886
Total                                                                9,138,814

Food (2.6%)
Archer-Daniels-Midland                        512,800               10,963,664
Del Monte Foods                               382,500(b)             4,119,525
Tyson Foods Cl A                              402,900                7,171,620
Total                                                               22,254,809

Furniture & appliances (1.6%)
Mohawk Inds                                    46,400(b)             3,828,000
Stanley Works                                 104,800                4,772,592
Whirlpool                                      73,200                5,132,052
Total                                                               13,732,644

Health care services (3.2%)
PacifiCare Health Systems                     208,000(b)            14,861,600
Service Corp Intl                             550,400                4,414,208
Tenet Healthcare                              676,600(b)             8,281,584
Total                                                               27,557,392

Home building (1.2%)
Centex                                         48,900                3,455,763
DR Horton                                      77,866                2,928,540
KB HOME                                        14,600                1,112,958
Lennar Cl A                                    52,550                3,334,298
Total                                                               10,831,559

See accompanying notes to investments in securities.
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1   --   AXP MID CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                        Shares                   Value(a)

Industrial transportation (1.4%)
CSX                                           286,600              $12,226,356

Insurance (12.7%)
ACE                                           468,800(c)            21,025,680
Aon                                           722,600               18,093,904
Bristol West Holdings                         239,400                4,381,020
CIGNA                                          33,800                3,617,614
Everest Re Group                              108,300(c)            10,071,900
Jefferson-Pilot                                91,100                4,593,262
Lincoln Natl                                  104,750                4,914,870
Loews                                         149,900               11,617,250
Torchmark                                     102,800                5,366,160
Willis Group Holdings                         151,600(c)             4,960,352
XL Capital Cl A                               292,000(c)            21,730,639
Total                                                              110,372,651

Leisure time & entertainment (2.1%)
Hasbro                                        179,600                3,733,884
Royal Caribbean Cruises                       299,900               14,503,164
Total                                                               18,237,048

Machinery (2.5%)
AGCO                                          428,800(b)             8,198,656
Ingersoll-Rand Cl A                           130,600(c)             9,318,310
Manitowoc                                      94,000                3,855,880
Total                                                               21,372,846

Media (2.3%)
Dex Media                                     118,400                2,890,144
Dun & Bradstreet                               45,700(b)             2,817,405
Interpublic Group of
  Companies                                   425,900(b)             5,187,462
RR Donnelley & Sons                           155,400                5,362,854
Tribune                                       102,700                3,612,986
Total                                                               19,870,851

Metals (2.1%)
Freeport-McMoRan
  Copper & Gold Cl B                          297,600               11,142,144
Phelps Dodge                                   77,300                7,150,250
Total                                                               18,292,394

Multi-industry (6.8%)
Cooper Inds Cl A                              130,500                8,338,950
Crane                                          77,600                2,040,880
Diebold                                        92,400                4,168,164
Dover                                         230,700                8,392,866
Eastman Kodak                                 231,900                6,226,515
Monsanto                                      111,600                7,016,292
Pitney Bowes                                   79,550                3,464,403
Ritchie Bros Auctioneers                       96,600(c)             3,723,930
Textron                                        68,325                5,182,451
YORK Intl                                     267,500               10,165,000
Total                                                               58,719,451

Common stocks (continued)
Issuer                                        Shares                   Value(a)

Paper & packaging (2.2%)
Abitibi-Consolidated                          259,650(c)            $1,163,232
Bowater                                       217,400                7,037,238
Georgia-Pacific                                70,000                2,226,000
MeadWestvaco                                  153,200                4,295,728
Temple-Inland                                 108,000                4,012,200
Total                                                               18,734,398

Real estate investment trust (3.9%)
Boston Properties                              35,200                2,464,000
Crescent Real Estate Equities                 425,700                7,981,875
Equity Residential                            258,600                9,521,652
Rayonier                                      169,200                8,972,676
Starwood Hotels &
  Resorts Worldwide Unit                       79,800                4,673,886
Total                                                               33,614,089

Retail -- general (4.2%)
AnnTaylor Stores                              262,000(b)             6,361,360
AutoZone                                       28,200(b)             2,607,372
Family Dollar Stores                          233,100                6,083,910
Federated Dept Stores                          46,000                3,370,880
JC Penney                                      92,500                4,863,650
May Dept Stores                               115,000                4,618,400
RadioShack                                     94,700                2,194,199
Toys "R" Us                                   236,900(b)             6,273,112
Total                                                               36,372,883

Telecom equipment & services (1.1%)
Qwest Communications Intl                   1,561,500(b)             5,793,165
Tellabs                                       386,800(b)             3,365,160
Total                                                                9,158,325

Textiles & apparel (1.3%)
Liz Claiborne                                 193,050                7,675,668
VF                                             65,200                3,730,744
Total                                                               11,406,412

Utilities -- electric (8.0%)
CMS Energy                                    170,000(b)             2,560,200
Consolidated Edison                           131,700                6,168,828
Constellation Energy Group                     61,500                3,547,935
DPL                                           160,900                4,416,705
DTE Energy                                    108,700                5,083,899
Energy East                                   349,500               10,128,510
FirstEnergy                                   116,700                5,614,437
Pinnacle West Capital                         344,700               15,321,915
Plug Power                                    126,600(b)               867,210
Public Service
  Enterprise Group                            225,200(d)            13,696,664
Xcel Energy                                    98,800                1,928,576
Total                                                               69,334,879

Common stocks (continued)
Issuer                                        Shares                   Value(a)

Utilities -- natural gas (2.5%)
El Paso                                       176,800               $2,036,736
NiSource                                      801,200(d)            19,813,676
Total                                                               21,850,412

Utilities -- telephone (1.4%)
CenturyTel                                    236,500                8,189,995
MCI                                           154,300                3,967,053
Total                                                               12,157,048

Total common stocks
(Cost: $727,152,921)                                              $855,630,239

Preferred stock (--%)
Issuer                                        Shares                   Value(a)

Xerox
  6.25% Cv                                      2,560                 $304,794

Total preferred stock
(Cost: $256,000)                                                      $304,794

Short-term securities (2.7%)(e)
Issuer                  Effective             Amount                   Value(a)
                          yield             payable at
                                             maturity

U.S. government agencies (2.1%)
Federal Home Loan Bank Disc Nts
  08-05-05                3.19%            $3,900,000               $3,887,594
  08-17-05                3.23              6,500,000                6,472,093
Federal Home Loan Mtge Corp Disc Nt
  07-01-05                2.96              2,300,000                2,299,811
Federal Natl Mtge Assn Disc Nt
  07-20-05                2.90              6,100,000                6,090,204
Total                                                               18,749,702

Commercial paper (0.6%)
Jupiter Securitization
  07-26-05                3.25              5,000,000                4,988,300

Total short-term securities
(Cost: $23,739,959)                                                $23,738,002

Total investments in securities
(Cost: $751,148,880)(f)                                           $879,673,035

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2   --   AXP MID CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2005.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 12.7% of net assets.

(d)     At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of net assets. 0.9% of net assets is the Fund's cash equivalent position.

(f) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $751,149,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $139,890,000
        Unrealized depreciation                                    (11,366,000)
                                                                   -----------
        Net unrealized appreciation                               $128,524,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3   --   AXP MID CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6241-80 C (8/05)

                                  AXP(R) MUTUAL

                           A FEEDER FUND INVESTING IN

                               BALANCED PORTFOLIO

                       PORTFOLIO HOLDINGS AT JUNE 30, 2005

Investments in Securities

Balanced Portfolio

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (63.4%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (3.0%)
Boeing                                         57,176               $3,773,616
Empresa Brasileira de
  Aeronautica ADR                             165,614(c)             5,476,855
General Dynamics                               20,130                2,205,040
Goodrich                                       49,586                2,031,043
Honeywell Intl                                155,737                5,704,646
Lockheed Martin                                86,938                5,639,668
Northrop Grumman                              136,139                7,521,679
United Technologies                           115,536                5,932,774
Total                                                               38,285,321

Automotive & related (0.2%)
General Motors                                 62,302(o)             2,118,268
Lear                                           18,730                  681,397
Total                                                                2,799,665

Banks and savings & loans (5.7%)
Bank of America                               619,351(j)            28,248,598
Bank of New York                              177,838                5,118,178
Commerce Bancorp                               57,707(o)             1,749,099
PNC Financial Services Group                   74,625                4,064,078
Regions Financial                              38,561                1,306,447
Sovereign Bancorp                              75,823                1,693,886
State Street                                   57,987                2,797,873
US Bancorp                                    266,067                7,769,156
Wachovia                                      174,555                8,657,928
Wells Fargo & Co                              197,653               12,171,472
Total                                                               73,576,715

Beverages & tobacco (1.9%)
Altria Group                                  248,224               16,050,164
Coca-Cola Enterprises                          69,499                1,529,673
PepsiCo                                       142,074                7,662,051
Total                                                               25,241,888

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Broker dealers (2.2%)
Franklin Resources                             50,325               $3,874,019
Legg Mason                                     18,544                1,930,616
Merrill Lynch & Co                            210,370               11,572,454
Morgan Stanley                                200,618               10,526,426
Total                                                               27,903,515

Building materials & construction (0.3%)
American Standard Companies                    46,944                1,967,892
Masco                                          74,674                2,371,647
Total                                                                4,339,539

Cable (1.4%)
Comcast Cl A                                  125,450(b)             3,851,315
Comcast Special Cl A                          173,599(b)             5,199,290
EchoStar Communications Cl A                   51,554                1,554,353
NTL                                           119,774(b)             8,194,937
Total                                                               18,799,895

Chemicals (1.2%)
Dow Chemical                                  259,561               11,558,252
Eastman Chemical                               27,401                1,511,165
Lyondell Chemical                              77,877                2,057,510
RPM Intl                                       45,840                  837,038
Total                                                               15,963,965

Computer hardware (1.6%)
Cisco Systems                                 133,872(b)             2,558,294
Dell                                          145,213(b)             5,737,366
EMC                                           134,562(b)             1,844,845
Hewlett-Packard                               440,002               10,344,446
Sun Microsystems                              201,446(b)               751,394
Total                                                               21,236,345

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (1.7%)
Accenture Cl A                                 35,420(b,c)            $802,971
Affiliated Computer
  Services Cl A                                89,297(b)             4,563,077
Cadence Design Systems                        187,203(b)             2,557,193
Google Cl A                                     2,236(b)               657,719
Intl Business Machines                         97,059                7,201,779
Microsoft                                     182,592                4,535,585
Siebel Systems                                 95,170                  847,013
VERITAS Software                               47,121(b)             1,149,752
Total                                                               22,315,089

Electronics (1.7%)
Broadcom Cl A                                  54,693(b)             1,942,148
Credence Systems                              115,733(b)             1,047,384
Cypress Semiconductor                         260,915(b)             3,284,920
Flextronics Intl                              111,691(b,c)           1,475,438
Freescale Semiconductor Cl A                  111,726(b)             2,347,363
Freescale Semiconductor Cl B                   19,402(b)               410,934
Intel                                         156,693                4,083,421
MEMC Electronic Materials                     147,445(b)             2,325,208
Sanmina-SCI                                   160,422(b)               877,508
Solectron                                     235,435(b)               892,299
Texas Instruments                              68,907                1,934,219
Xerox                                          60,127(b)               829,151
Total                                                               21,449,993

Energy (7.0%)
Anadarko Petroleum                            122,338               10,050,067
BP ADR                                        117,310(c)             7,317,798
Chevron                                       255,396               14,281,744
ConocoPhillips                                359,083               20,643,682
Devon Energy                                   63,486                3,217,470
Exxon Mobil                                   523,925               30,109,970
Newfield Exploration                           87,342(b)             3,484,072
Royal Dutch Petroleum                          35,686(c)             2,316,021
Total                                                               91,420,824

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Energy equipment & services (0.9%)
Cooper Cameron                                 31,488(b)            $1,953,830
Halliburton                                    68,907                3,295,133
Schlumberger                                   17,248                1,309,813
Transocean                                     49,634(b)             2,678,747
Weatherford Intl                               51,649(b)             2,994,609
Total                                                               12,232,132

Finance companies (2.2%)
Citigroup                                     615,599               28,459,142

Financial services (4.7%)
Capital One Financial                          74,058                5,925,381
Countrywide Financial                         284,207               10,973,232
Fannie Mae                                    175,491               10,248,674
Freddie Mac                                   165,849               10,818,330
Investors Financial Services                   91,457                3,458,904
JPMorgan Chase & Co                           443,458               15,662,937
MBNA                                          158,892                4,156,615
Total                                                               61,244,073

Food (1.1%)
General Mills                                  84,089                3,934,524
HJ Heinz                                       58,062                2,056,556
Kellogg                                        78,765                3,500,317
Sara Lee                                      227,488                4,506,537
Total                                                               13,997,934

Furniture & appliances (0.1%)
Leggett & Platt                                34,010                  903,986

Health care products (2.7%)
Baxter Intl                                    71,175                2,640,593
Biogen Idec                                    23,744(b)               817,981
Bristol-Myers Squibb                           90,792                2,267,984
GlaxoSmithKline ADR                            20,357(c)               987,518
Guidant                                        33,801                2,274,807
Johnson & Johnson                              40,622                2,640,430
Medco Health Solutions                         43,548(b)             2,323,721
Merck & Co                                    128,943                3,971,444
Novartis ADR                                   58,064(c)             2,754,556
Pfizer                                        360,288                9,936,744
Schering-Plough                               115,339                2,198,361
Wyeth                                          43,572                1,938,954
Total                                                               34,753,093

Health care services (1.1%)
Cardinal Health                                38,149                2,196,619
HCA                                           165,220                9,363,018
Hospira                                        67,232(b)             2,622,048
Total                                                               14,181,685

Household products (1.9%)
Avon Products                                 118,582                4,488,329
Colgate-Palmolive                             110,114                5,495,790
Gillette                                       80,638                4,082,702
Procter & Gamble                              122,722                6,473,585
Spectrum Brands                               141,071(b)             4,655,343
Total                                                               25,195,749

Industrial transportation (0.1%)
Burlington Northern Santa Fe                   27,701                1,304,163

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Insurance (3.8%)
ACE                                           207,905(c)            $9,324,539
AFLAC                                          20,918                  905,331
Allstate                                       48,120                2,875,170
American Intl Group                           292,843               17,014,179
Assurant                                       26,567                  959,069
Chubb                                          96,707                8,279,086
CIGNA                                          28,095                3,007,008
Endurance Specialty Holdings                   59,542(c)             2,251,878
First American                                 39,207                1,573,769
Hartford Financial
  Services Group                               27,307                2,042,017
Montpelier Re Holdings                         17,350(c)               599,963
Total                                                               48,832,009

Leisure time & entertainment (1.3%)
Cendant                                       288,642                6,456,922
Mattel                                         85,469                1,564,083
Viacom Cl B                                   259,212                8,299,967
Total                                                               16,320,972

Machinery (0.4%)
Caterpillar                                    26,518                2,527,431
Illinois Tool Works                            15,378                1,225,319
Ingersoll-Rand Cl A                            18,681(c)             1,332,889
Total                                                                5,085,639

Media (2.1%)
EW Scripps Cl A                                19,204                  937,155
Liberty Global Cl A                            48,840(b)             2,279,363
Liberty Media Cl A                            812,792(b)             8,282,351
Reader's Digest Assn                           49,931                  823,862
Time Warner                                   247,633(b)             4,137,947
Tribune                                        96,510                3,395,222
Vivendi Universal ADR                          82,101(c)             2,572,224
Walt Disney                                   211,856                5,334,534
Total                                                               27,762,658

Metals (0.3%)
Alcan                                          49,093(c)             1,472,790
Alcoa                                          68,119                1,779,949
Total                                                                3,252,739

Multi-industry (1.4%)
General Electric                              200,121                6,934,193
ITT Inds                                       13,653                1,332,942
Manpower                                       17,350                  690,183
Tyco Intl                                     308,167(c)             8,998,476
Total                                                               17,955,794

Paper & packaging (1.1%)
Avery Dennison                                 33,714                1,785,493
Bowater                                        81,920                2,651,750
Intl Paper                                    126,478                3,820,901
Temple-Inland                                  94,016                3,492,695
Weyerhaeuser                                   40,516                2,578,843
Total                                                               14,329,682

Real estate investment trust (0.6%)
Apartment Investment &
  Management Cl A                              46,924                1,920,130
Equity Office Properties Trust                164,826                5,455,741
HomeBanc                                       93,237                  847,524
Total                                                                8,223,395

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Retail -- drugstores (0.3%)
CVS                                           138,868               $4,036,893

Retail -- general (1.7%)
Federated Dept Stores                          26,624                1,951,007
Gap                                            61,120                1,207,120
Home Depot                                    103,410                4,022,649
JC Penney                                      32,839                1,726,675
PETCO Animal Supplies                          66,520(b)             1,950,366
Target                                         91,629                4,985,534
Wal-Mart Stores                               118,756                5,724,039
Total                                                               21,567,390

Telecom equipment & services (1.3%)
Motorola                                      343,022                6,263,582
Nokia ADR                                     261,813(c)             4,356,568
Telewest Global                                57,723(b,c)           1,314,930
Vodafone Group ADR                            219,932(c)             5,348,746
Total                                                               17,283,826

Utilities -- electric (2.5%)
Dominion Resources                            103,706                7,610,984
Entergy                                        71,013                5,365,032
Exelon                                        138,586                7,113,619
FPL Group                                      62,500                2,628,750
PPL                                            45,298                2,689,795
Southern                                      141,600                4,909,272
Xcel Energy                                    80,638                1,574,054
Total                                                               31,891,506

Utilities -- natural gas (0.2%)
ONEOK                                          75,172                2,454,366

Utilities -- telephone (3.7%)
ALLTEL                                         21,202                1,320,461
BellSouth                                     311,203                8,268,664
Citizens Communications                        62,993                  846,626
KT ADR                                        103,953(c)             2,234,990
MCI                                           227,992                5,861,674
SBC Communications                            355,884                8,452,245
Sprint                                        573,099               14,379,053
Verizon Communications                        178,274                6,159,367
Total                                                               47,523,080

Total common stocks
(Cost: $707,250,539)                                              $822,124,660

Bonds (35.8%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (0.8%)
Bundesrepublik Deutschland
  (European Monetary Unit)
     01-04-07             6.00%             2,337,000(c)            $2,991,935
Pemex Project Funding Master Trust
     12-15-15             5.75              2,480,000(c,d)           2,468,840
United Kingdom Treasury
  (British Pound)
     12-07-06             7.50              1,612,000(c)             3,023,799
United Mexican States
     09-27-34             6.75              1,249,000(c)             1,323,940
Total                                                                9,808,514

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

U.S. government obligations & agencies (7.7%)
Federal Home Loan Bank
     04-18-08             4.13%            $1,355,000               $1,363,934
Federal Home Loan Mtge Corp
     09-15-06             3.63              3,635,000                3,627,901
     06-15-08             3.88              9,525,000                9,531,572
     03-18-09             3.76              1,440,000                1,429,410
     07-15-09             4.25              5,250,000                5,309,087
     07-12-10             4.13              9,932,000                9,964,508
     11-15-13             4.88              5,850,000                6,120,703
U.S. Treasury
     06-15-10             3.63              3,565,000                3,549,403
     05-15-15             4.13              3,865,000                3,921,464
     08-15-23             6.25             28,540,000               35,566,861
     02-15-26             6.00             11,714,000               14,432,925
     02-15-31             5.38                665,000                  784,700
U.S. Treasury Inflation-Indexed Bond
     01-15-15             1.63              4,625,851(q)             4,610,086
Total                                                              100,212,554

Commercial mortgage-backed(f)/
Asset-backed securities (5.6%)
AAA Trust
  Series 2005-2 Cl A1
     11-26-35             3.41              3,258,855(d,n)           3,258,854
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
     10-20-06             3.85                666,667(d,i)             667,117
  Series 2004-2A Cl A1 (FGIC)
     04-20-08             2.76                400,000(d,i)             392,002
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
     03-06-09             3.00                650,000(i)               643,805
  Series 2004-DF Cl A3 (FSA)
     07-06-09             2.98                700,000(i)               690,266
  Series 2005-BM Cl A3 (MBIA)
     02-06-10             4.05              1,600,000(i)             1,595,000
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
     04-20-10             4.29              1,100,000(d,i)           1,098,109
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
     11-10-41             4.94                700,000                  718,851
  Series 2005-1 Cl A4
     11-10-42             4.88                650,000                  672,448
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2004-10 Cl 13A1
     01-25-35             5.03              1,364,738(g)             1,368,720
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
     07-11-42             4.57                900,000                  908,376
  Series 2004-PWR6 Cl A6
     11-11-41             4.83                900,000                  916,074
  Series 2004-T16 Cl A3
     02-13-46             4.03                600,000                  594,685
  Series 2005-PWR8 Cl A1
     06-11-41             4.21              1,275,000                1,277,639
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
     11-20-14             4.46              2,238,974(d)             2,257,836

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
     07-15-09             4.05%            $1,100,000               $1,101,672
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
     11-15-09             4.08                800,000                  800,528
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
     03-15-10             4.35                425,000                  427,934
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
     09-20-51             4.15              2,178,594(d)             2,179,375
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
     09-15-14             3.44              1,000,000(d,n)             997,710
  Series 2004-LB3A Cl A3
     07-10-37             5.09              1,000,000                1,033,615
  Series 2004-LB3A Cl A4
     07-10-37             5.23                850,000                  886,772
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
     11-15-36             4.49              1,039,201                1,046,522
  Series 2004-C1 Cl A2
     01-15-37             3.52              1,000,000                  980,644
Federal Natl Mtge Assn #385717
     11-01-12             4.84                667,686                  692,484
Federal Natl Mtge Assn #386599
     11-01-10             4.47                291,247                  291,166
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
     06-10-38             5.56              1,497,392                1,549,054
  Series 2004-C2 Cl A2
     03-10-40             4.12              1,100,000                1,090,782
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
     12-10-41             4.55                900,000                  906,250
  Series 2004-C3 Cl A5
     12-10-41             4.86              1,000,000                1,018,590
  Series 2005-C1 Cl A1
     05-10-43             4.21                650,000                  650,372
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
     06-10-36             4.76              2,300,000                2,339,983
  Series 2005-GG3 Cl A1
     08-10-42             3.92                612,929                  610,391
GS Mtge Securities
  Series 2005-GG4 Cl A1
     07-10-39             4.37              1,050,000                1,056,051
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
     10-21-08             3.53                600,000                  596,562
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
     10-12-37             4.37                710,128                  713,817
  Series 2003-CB6 Cl A1
     07-12-37             4.39              1,058,276                1,058,964
  Series 2003-CB6 Cl A2
     07-12-37             5.26                800,000                  839,246

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
JPMorgan Chase Commercial Mtge Securities (cont.)
  Series 2003-LN1 Cl A1
     10-15-37             4.13%              $642,621                 $636,963
  Series 2003-ML1A Cl A1
     03-12-39             3.97                554,680                  548,248
  Series 2004-CBX Cl A3
     01-12-37             4.18                550,000                  547,174
  Series 2004-CBX Cl A5
     01-12-37             4.65                750,000                  757,893
  Series 2005-CB11 Cl A3
     08-12-37             5.20                900,000                  937,544
  Series 2005-LDP2 Cl A1
     07-15-42             4.33              1,050,000                1,057,770
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
     06-15-26             5.39              1,035,000                1,082,531
  Series 2002-C4 Cl A4
     09-15-26             4.56              1,000,000                1,008,207
  Series 2003-C8 Cl A2
     11-15-27             4.21              1,540,000                1,538,137
  Series 2003-C8 Cl A3
     11-15-27             4.83              1,340,000                1,368,515
  Series 2004-C2 Cl A3
     03-15-29             3.97                650,000                  632,099
  Series 2004-C4 Cl A3
     06-15-29             4.99                600,000(n)               624,481
  Series 2004-C6 Cl A2
     08-15-29             4.19                925,000                  919,617
  Series 2004-C6 Cl A4
     08-15-29             4.58                250,000                  252,660
  Series 2004-C7 Cl A2
     10-15-29             3.99              1,000,000                  987,400
  Series 2004-C8 Cl A2
     12-15-29             4.20              1,100,000                1,096,326
  Series 2005-C3 Cl A1
     07-15-30             4.39                700,000                  704,949
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
     09-15-09             3.40                700,000(i)               694,603
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
     06-12-43             4.22                900,000                  900,000
Metris Master Trust
  Series 2001-2 Cl C
     11-20-09             5.16                675,000(d,n)             675,000
  Series 2004-2 Cl D
     10-20-10             6.53                200,000(d,n)             203,000
  Series 2004-2 Cl M
     10-20-10             3.65                500,000(n)               500,285
  Series 2005-1A Cl D
     03-21-11             5.16                225,000(d,n)             223,875
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
     03-16-09             2.94                800,000                  788,570
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
     05-15-40             3.27              1,723,160                1,653,142
  Series 2004-HQ4 Cl A5
     04-14-40             4.59                700,000                  704,487

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Morgan Stanley Capital I (cont.)
  Series 2004-IQ8 Cl A2
     06-15-40             3.96%            $1,427,718               $1,420,004
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
     01-15-39             5.98                830,000                  903,681
Nissan Auto Lease Trust
  Series 2004-A Cl A3
     08-15-07             2.90                450,000                  445,202
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
     07-15-08             2.61                350,000                  345,273
  Series 2005-A Cl A3
     10-15-08             3.54              1,000,000                  993,210
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
     06-25-35             4.49                475,000                  475,135
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
     02-11-36             3.67                832,226                  817,366
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
     11-25-29             5.86                294,048(i)               293,851
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
     03-12-10             4.05              1,500,000(i)             1,500,195
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
     10-15-41             4.38              1,200,000                1,203,263
  Series 2005-C16 Cl A3
     10-15-41             4.62              1,050,000                1,059,753
WFS Financial Owner Trust
  Series 2004-3 Cl A3
     03-17-09             3.30                800,000                  792,758
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
     06-12-09             3.54              1,500,000                1,491,045
Total                                                               72,712,478

Mortgage-backed securities (13.5%)(f,m)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
     02-25-35             5.28              1,034,254(g)             1,049,219
Banc of America Mtge Securities
  Series 2004-E Cl B1
     06-25-34             4.04                520,097(g)               512,400
  Series 2004-F Cl B1
     07-25-34             4.14                892,146(g)               882,002
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
     01-25-34             6.00              1,144,022                1,164,946
  Series 2003-11 Cl 4A1
     01-25-19             4.75                708,999                  705,863
Chaseflex Trust
  Series 2005-2 Cl 2A2
     06-25-35             6.50              2,097,718                2,162,617
Collateralized Mtge Obligation Trust
  Series 51 Cl D
     12-20-14             9.95                252,261                  252,344

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
     07-25-18             4.75%              $796,177                 $793,536
  Series 2004-28CB Cl 6A1
     01-25-35             6.00                863,267                  888,278
  Series 2005-6CB Cl 1A1
     04-25-35             7.50              1,134,200                1,190,078
Countrywide Home Loans
  Series 2004-12 Cl 1M
     08-25-34             4.64                599,249(g)               594,935
  Series 2005-R2 Cl 2A1
     06-25-35             7.00              1,595,000(d)             1,690,700
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
     06-25-34             4.42                620,312(g)               612,334
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
     04-15-15             4.50              2,525,000                2,539,443
     01-15-18             6.50                734,779                  785,208
     02-15-27             5.00              1,600,000                1,619,471
     10-15-27             5.00              3,750,000                3,807,726
     06-15-28             5.00              2,325,000                2,362,675
     12-15-28             5.50              1,095,000                1,124,881
     02-15-33             5.50              1,427,025                1,475,447
  Interest Only
     02-15-14             7.40                571,769(k)                37,148
     07-15-20             8.00              1,875,000(e,k)             334,570
     10-15-22            14.56              2,129,852(k)               125,970
  Principal Only
     07-15-20             4.60              1,875,000(e,l)           1,532,520
  Trust Series Z
     11-15-23             6.50                 43,443(h)                46,964
Federal Home Loan Mtge Corp #300779
     07-01-08             6.75                 15,767                   16,025
Federal Home Loan Mtge Corp #C59161
     10-01-31             6.00              1,900,946                1,952,428
Federal Home Loan Mtge Corp #C65869
     04-01-32             6.00              1,178,269                1,210,179
Federal Home Loan Mtge Corp #C67723
     06-01-32             7.00              1,411,660                1,491,444
Federal Home Loan Mtge Corp #C79925
     06-01-33             5.50              2,547,949                2,585,816
Federal Home Loan Mtge Corp #E01419
     05-01-18             5.50                631,333                  648,329
Federal Home Loan Mtge Corp #E93097
     12-01-17             5.50              1,685,198                1,730,208
Federal Home Loan Mtge Corp #E98725
     08-01-18             5.00                960,430                  972,522
Federal Home Loan Mtge Corp #E99592
     10-01-18             5.00                483,443                  489,259
Federal Home Loan Mtge Corp #E99684
     10-01-18             5.00              1,843,356                1,866,778
Federal Home Loan Mtge Corp #G01441
     07-01-32             7.00              2,164,554                2,279,226
Federal Home Loan Mtge Corp #G01535
     04-01-33             6.00              4,512,931                4,656,764
Federal Home Loan Mtge Corp #G10439
     01-01-11             6.50              1,216,982                1,265,838

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp #G11302
     07-01-17             7.00%            $2,222,764               $2,326,461
Federal Natl Mtge Assn
     07-01-20             4.50                500,000(e)               497,656
     07-01-20             5.50              1,500,000(e)             1,539,375
     07-01-20             6.00              4,000,000(e)             4,135,001
     08-25-29             5.50                935,000                  958,521
     09-01-35             5.00              1,700,000(e)             1,692,563
  Collateralized Mtge Obligation
     12-25-26             8.00                736,091                  775,217
  Collateralized Mtge Obligation
  Interest Only
     12-25-12            13.29                502,376(k)                25,003
     12-25-22             8.27                579,246(k)                78,172
     12-25-31             1.19                771,623(k)               119,541
Federal Natl Mtge Assn #190988
     06-01-24             9.00                395,959                  428,306
Federal Natl Mtge Assn #250322
     08-01-25             7.50                688,057                  737,133
Federal Natl Mtge Assn #254236
     03-01-17             6.50              1,210,530                1,260,745
Federal Natl Mtge Assn #254383
     06-01-32             7.50                491,526                  525,212
Federal Natl Mtge Assn #254916
     09-01-23             5.50              1,779,477                1,816,516
Federal Natl Mtge Assn #385683
     02-01-13             4.83                885,331                  906,929
Federal Natl Mtge Assn #545008
     06-01-31             7.00              1,600,295                1,696,668
Federal Natl Mtge Assn #545869
     07-01-32             6.50                331,073                  344,510
Federal Natl Mtge Assn #555375
     04-01-33             6.00              3,326,881                3,432,180
Federal Natl Mtge Assn #555376
     04-01-18             4.50              2,098,900                2,090,866
Federal Natl Mtge Assn #555458
     05-01-33             5.50              1,535,654                1,559,656
Federal Natl Mtge Assn #555734
     07-01-23             5.00              1,188,559                1,198,208
Federal Natl Mtge Assn #631027
     03-01-32             7.50                389,590                  416,285
Federal Natl Mtge Assn #653730
     09-01-32             6.50              1,525,142                1,586,526
Federal Natl Mtge Assn #654686
     11-01-32             6.00              1,837,370                1,891,369
Federal Natl Mtge Assn #662061
     09-01-32             6.50                736,330                  763,310
Federal Natl Mtge Assn #667604
     10-01-32             5.50              2,862,223                2,904,824
Federal Natl Mtge Assn #670387
     08-01-32             7.00                227,831                  240,326
Federal Natl Mtge Assn #674764
     01-01-33             6.00              2,809,040                2,891,779
Federal Natl Mtge Assn #678028
     09-01-17             6.00              3,119,572                3,226,557
Federal Natl Mtge Assn #678946
     02-01-18             5.50              1,293,864                1,331,146
Federal Natl Mtge Assn #679208
     04-01-18             5.50                727,230                  748,383

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn #688002
     03-01-33             5.50%            $1,587,141               $1,617,279
Federal Natl Mtge Assn #688691
     03-01-33             5.50                772,487                  783,763
Federal Natl Mtge Assn #689093
     07-01-28             5.50                925,240                  940,871
Federal Natl Mtge Assn #695034
     02-01-33             6.50                903,197                  936,291
Federal Natl Mtge Assn #695220
     04-01-33             5.50              1,993,149                2,022,243
Federal Natl Mtge Assn #696681
     04-01-18             5.50                754,105                  777,825
Federal Natl Mtge Assn #696687
     03-01-18             5.50                649,038                  669,442
Federal Natl Mtge Assn #701937
     04-01-33             6.00              1,009,632                1,035,484
Federal Natl Mtge Assn #705096
     06-01-18             5.00              2,802,645                2,838,526
Federal Natl Mtge Assn #720006
     07-01-33             5.50              1,421,645                1,442,397
Federal Natl Mtge Assn #720070
     07-01-23             5.50              2,080,038                2,123,334
Federal Natl Mtge Assn #720378
     06-01-18             4.50                909,841                  906,358
Federal Natl Mtge Assn #725232
     03-01-34             5.00              4,015,345(e)             4,020,980
Federal Natl Mtge Assn #725684
     05-01-18             6.00              2,201,054                2,278,349
Federal Natl Mtge Assn #731019
     07-01-33             5.50              1,159,203                1,180,572
Federal Natl Mtge Assn #732094
     08-01-18             5.50              1,461,807                1,503,127
Federal Natl Mtge Assn #735160
     12-01-34             4.40              1,027,943(g)             1,025,692
Federal Natl Mtge Assn #747008
     01-01-19             5.00              1,748,251                1,774,676
Federal Natl Mtge Assn #747339
     10-01-23             5.50              1,639,901                1,668,188
Federal Natl Mtge Assn #747584
     11-01-28             5.50              1,540,696                1,566,724
Federal Natl Mtge Assn #753085
     12-01-33             6.50              1,487,658                1,548,900
Federal Natl Mtge Assn #759342
     01-01-34             6.50              2,124,485                2,210,063
Federal Natl Mtge Assn #765761
     02-01-19             5.00              2,150,051                2,175,823
Federal Natl Mtge Assn #768117
     08-01-34             5.44                560,470(g)               570,823
Federal Natl Mtge Assn #776962
     04-01-29             5.00              2,170,441                2,173,051
Federal Natl Mtge Assn #790759
     09-01-34             4.84              3,240,577(g)             3,270,875
Federal Natl Mtge Assn #804442
     12-01-34             6.50              1,708,372                1,768,604
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
     10-25-34             5.43              1,025,876                1,048,271
  Series 2005-AA2 Cl 2A1
     04-25-35             5.44              1,145,137                1,171,669

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
First Horizon Alternative Mtge Securities (cont.)
  Series 2005-AA3 Cl 3A1
     05-25-35             5.43%            $1,197,345               $1,218,837
Govt Natl Mtge Assn
     07-01-35             5.00              2,600,000(e)             2,619,500
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
     08-20-32             0.00              1,503,878(k)               171,765
  Series 2002-80 Cl CI
     01-20-32             0.00                322,328(k)                32,274
Govt Natl Mtge Assn #604708
     10-15-33             5.50              1,509,229                1,542,969
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
     05-19-34             4.39                781,114(g)               770,456
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
     04-25-35             5.34                706,532(g)               715,042
  Series 2005-AR8 Cl AX1
  Interest Only
     04-25-35             4.50             40,150,000(g,k)             501,875
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
     07-25-34             4.40                766,221(g)               757,455
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
     02-25-19             5.00              1,284,130                1,298,977
  Series 2004-4 Cl 2A1
     05-25-34             6.00              1,644,208                1,686,234
  Series 2004-7 Cl 8A1
     08-25-19             5.00              2,554,691                2,566,851
  Series 2004-8 Cl 7A1
     09-25-19             5.00              1,245,629                1,252,194
  Series 2005-1 Cl 2A1
     02-25-35             6.00              1,817,560                1,867,760
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
     03-25-34             4.93                994,075(g)               995,635
  Series 2004-5 Cl B1
     05-25-34             4.61                697,992(g)               691,745
Structured Asset Securities
  Series 2003-33H Cl 1A1
     10-25-33             5.50              2,706,367                2,720,921
Washington Mutual
  Series 2003-AR10 Cl A7
     10-25-33             4.07              1,225,000(g)             1,228,775
  Series 2004-CB2 Cl 6A
     07-25-19             4.50              1,588,948                1,557,629
  Series 2004-CB4 Cl 22A
     12-25-19             6.00              2,943,167                3,028,554
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
     05-25-35             5.50              1,988,214                2,015,412
  Series 2005-AR1 Cl 1A1
     02-25-35             4.56              5,276,546(g)             5,284,040
Total                                                              175,176,135

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Aerospace & defense (--%)
L-3 Communications
     06-15-12             7.63%              $250,000                 $266,250
     07-15-13             6.13                 80,000                   80,400
Moog
  Sr Sub Nts
     01-15-15             6.25                 25,000                   24,938
Total                                                                  371,588

Automotive & related (0.1%)
Ford Motor
     02-01-29             6.38                400,000                  308,409
Lear
  Series B
     08-01-14             5.75              1,310,000                1,171,013
Nissan Motor Acceptance
     03-08-10             4.63                315,000(d)               316,068
Total                                                                1,795,490

Banks and savings & loans (1.0%)
Banknorth Group
  Sr Nts
     05-01-08             3.75                940,000                  933,561
KFW Intl Finance
     10-17-05             2.50              3,225,000(c)             3,214,386
M&I Marshall & Ilsley Bank
  Sub Nts
     06-16-15             4.85              1,025,000                1,036,585
Washington Mutual Bank FA
  Sub Nts
     06-15-11             6.88                385,000                  429,297
     08-15-14             5.65              2,150,000                2,286,460
Wells Fargo Bank NA
  Sub Nts
     02-01-11             6.45              5,085,000                5,608,810
Total                                                               13,509,099

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                170,000                  182,325

Building materials & construction (--%)
Louisiana-Pacific
  Sr Nts
     08-15-10             8.88                165,000                  186,138
Norcraft Companies/Finance
  Sr Sub Nts
     11-01-11             9.00                105,000                  108,150
Total                                                                  294,288

Cable (0.1%)
Comcast
     03-15-11             5.50                780,000                  813,556
DIRECTV Holdings LLC/Finance
  Sr Nts
     03-15-13             8.38                 75,000                   82,875
     06-15-15             6.38                270,000(d)               268,650
Echostar DBS
     10-01-14             6.63                 80,000(d)                79,000
  Sr Nts
     10-01-08             5.75                100,000                   99,375

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Cable (cont.)
Kabel Deutschland
     07-01-14            10.63%               $75,000(c,d)             $81,375
Videotron Ltee
     01-15-14             6.88                150,000(c)               152,625
Total                                                                1,577,456

Cellular telecommunications (0.1%)
Nextel Communications
  Sr Nts
     10-31-13             6.88                335,000                  358,450
     03-15-14             5.95              1,030,000                1,069,913
Total                                                                1,428,363

Chemicals (0.1%)
Airgas
     10-01-11             9.13                150,000                  162,000
BCP Crystal US Holdings
  Sr Sub Nts
     06-15-14             9.63                 49,000                   54,880
Compass Minerals Group
     08-15-11            10.00                160,000                  174,400
Georgia Gulf
  Sr Nts
     12-15-13             7.13                270,000                  281,812
INVISTA
     05-01-12             9.25                 90,000(d)                98,438
MacDermid
     07-15-11             9.13                105,000                  113,138
Total                                                                  884,668

Energy (0.1%)
Chesapeake Energy
     01-15-15             7.75                230,000                  248,400
  Sr Nts
     06-15-14             7.50                  3,000                    3,255
     08-15-14             7.00                155,000                  164,300
     01-15-16             6.88                 30,000                   31,275
Encore Acquisition
  Sr Sub Nts
     04-15-14             6.25                190,000                  192,375
Newfield Exploration
  Sr Sub Nts
     08-15-12             8.38                520,000                  568,100
Peabody Energy
  Series B
     03-15-13             6.88                300,000                  318,000
Total                                                                1,525,705

Energy equipment & services (0.1%)
Grant Prideco Escrow
     12-15-09             9.00                150,000                  164,250
Halliburton
     10-15-10             5.50              1,435,000                1,504,927
Key Energy Services
  Series C
     03-01-08             8.38                160,000                  165,600
Pride Intl
  Sr Nts
     07-15-14             7.38                 85,000                   93,288
Total                                                                1,928,065

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Finance companies (0.4%)
Citigroup
  Sr Nts
     05-29-15             4.70%            $3,870,000               $3,896,661
GMAC
     09-15-11             6.88                720,000                  664,623
Total                                                                4,561,284

Financial services (0.8%)
Archstone-Smith Operating Trust
     05-01-15             5.25              1,270,000                1,296,293
Capital One Financial
     06-01-15             5.50                760,000                  777,510
HSBC Finance
     06-30-15             5.00              2,650,000                2,670,688
Pricoa Global Funding I
     01-15-10             4.20              1,495,000(d)             1,487,540
     06-25-12             4.63              2,225,000(d)             2,240,199
  Secured
     06-15-08             4.35              1,105,000(d)             1,112,017
Residential Capital
     06-30-10             6.38              1,105,000(d)             1,114,437
Total                                                               10,698,684

Food (0.1%)
Burns Philp Capital Property
  Sr Sub Nts
     02-15-11            10.75                150,000(c)               165,375
Del Monte
  Sr Sub Nts
     12-15-12             8.63                 60,000                   66,000
Kraft Foods
     11-01-11             5.63                390,000                  412,289
     06-01-12             6.25                945,000                1,038,849
Total                                                                1,682,513

Health care services (0.3%)
Cardinal Health
     06-15-15             4.00              2,745,000                2,535,997
Community Health Systems
  Sr Sub Nts
     12-15-12             6.50                 55,000                   55,963
DaVita
  Sr Nts
     03-15-13             6.63                 85,000(d)                87,763
Fisher Scientific Intl
  Sr Sub Nts
     07-01-15             6.13                345,000(d,e)             345,431
HCA
  Sr Nts
     03-15-14             5.75                360,000                  358,410
NeighborCare
  Sr Sub Nts
     11-15-13             6.88                270,000                  282,150
Triad Hospitals
  Sr Nts
     05-15-12             7.00                175,000                  182,438
Total                                                                3,848,152

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Home building (0.1%)
DR Horton
     12-01-07             7.50%              $100,000                 $105,833
     01-15-09             5.00                270,000                  270,151
  Sr Nts
     02-15-15             5.25                785,000                  759,993
KB Home
     01-15-15             5.88                175,000                  173,627
Meritage Homes
  Sr Nts
     03-15-15             6.25                 70,000(d)                65,100
WCI Communities
  Sr Sub Nts
     03-15-15             6.63                155,000(d)               141,825
Total                                                                1,516,529

Industrial services (--%)
Allied Waste North America
  Secured
     04-15-11             6.38                185,000                  177,599
  Sr Nts
     03-15-15             7.25                 25,000(d)                24,188
United Rentals North America
     02-15-12             6.50                 70,000                   68,863
Total                                                                  270,650

Industrial transportation (0.2%)
ERAC USA Finance
     05-01-15             5.60                880,000(d)               909,315
Union Pacific
     04-15-12             6.50                140,000                  155,224
     05-01-14             5.38              1,550,000                1,616,408
Total                                                                2,680,947

Insurance (0.7%)
ASIF Global Financing XIX
  Secured
     01-17-13             4.90              2,520,000(d)             2,551,374
ING Security Life Institutional Funding
     01-15-10             4.25              2,745,000(d)             2,737,556
Metlife
  Sr Nts
     06-15-35             5.70              1,060,000                1,092,728
Metropolitan Life Global Funding I
  Sr Nts
     05-05-10             4.50              1,565,000(d)             1,575,097
Prudential Financial
     06-13-35             5.40                355,000                  354,462
Willis Group North America
     07-15-15             5.63                610,000(e)               612,085
Total                                                                8,923,302

Lodging & gaming (0.1%)
Boyd Gaming
  Sr Sub Nts
     12-15-12             7.75                 65,000                   69,469
     04-15-14             6.75                 85,000                   87,125
Caesars Entertainment
  Sr Nts
     04-15-13             7.00                460,000                  510,599
Hilton Hotels
     12-01-12             7.63                290,000                  334,437

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Lodging & gaming (cont.)
MGM MIRAGE
     10-01-09             6.00%              $150,000                 $150,938
  Sr Nts
     02-27-14             5.88                 70,000                   67,900
Mohegan Tribal Gaming Authority
  Sr Nts
     02-15-13             6.13                 85,000(d)                85,850
  Sr Sub Nts
     04-01-12             8.00                105,000                  112,350
Station Casinos
  Sr Nts
     04-01-12             6.00                180,000                  182,700
Total                                                                1,601,368

Media (0.3%)
Corus Entertainment
  Sr Sub Nts
     03-01-12             8.75                 75,000(c)                80,438
Dex Media East LLC/Finance
     11-15-09             9.88                100,000                  110,250
Dex Media West LLC/Finance
  Sr Nts Series B
     08-15-10             8.50                170,000                  185,300
Emmis Operating
  Sr Sub Nts
     05-15-12             6.88                125,000                  123,750
Gray Television
     12-15-11             9.25                200,000                  217,000
Lamar Media
     01-01-13             7.25                415,000                  437,825
News America
     12-15-34             6.20              1,440,000                1,511,269
Quebecor Media
  Sr Nts
     07-15-11            11.13                 35,000(c)                38,894
Radio One
  Series B
     07-01-11             8.88                300,000                  322,125
Shaw Communications
  Sr Nts
     04-06-11             7.25                305,000(c)               331,688
Sun Media
     02-15-13             7.63                275,000(c)               291,156
Susquehanna Media
  Sr Sub Nts
     04-15-13             7.38                200,000                  209,000
Total                                                                3,858,695

Multi-industry (0.3%)
Tyco Intl Group
   02-15-11               6.75              3,875,000(c)             4,301,645

Paper & packaging (0.2%)
Boise Cascade LLC
  Sr Sub Nts
     10-15-14             7.13                 95,000(d)                93,338
Domtar
     12-01-13             5.38                 70,000(c)                64,557
Owens-Illinois Glass Container
     05-15-11             7.75                200,000                  212,500

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Paper & packaging (cont.)
Silgan Holdings
  Sr Sub Nts
     11-15-13             6.75%              $180,000                 $185,400
Weyerhaeuser
     03-15-12             6.75              1,705,000                1,875,909
Total                                                                2,431,704

Real estate investment trust (0.2%)
ERP Operating LP
     04-01-13             5.20                510,000                  524,092
Simon Property Group LP
     06-15-15             5.10              1,495,000(d)             1,492,413
Starwood Hotels & Resorts
     11-15-15             7.38                115,000                  127,938
Total                                                                2,144,443

Retail -- general (--%)
United Auto Group
     03-15-12             9.63                130,000                  138,775
William Carter
  Series B
     08-15-11            10.88                 55,000                   61,609
Total                                                                  200,384

Telecom equipment & services (0.6%)
Qwest
     03-15-12             8.88                370,000(d)               401,450
  Sr Nts
     06-15-15             7.63                575,000(d)               587,219
Sprint Capital
     01-30-11             7.63              1,070,000                1,222,025
     11-15-28             6.88              1,465,000                1,681,647
TELUS
     06-01-11             8.00              3,650,000(c)             4,268,682
Total                                                                8,161,023

Utilities -- electric (0.9%)
CMS Energy
  Sr Nts
     01-15-09             7.50                230,000                  242,075
Dayton Power & Light
     1st Mtge
     10-01-13             5.13                605,000                  626,780
Dominion Resources
     06-15-35             5.95                625,000                  647,383
  Sr Nts
     03-15-13             5.00                885,000                  891,454
DPL
  Sr Nts
     09-01-11             6.88                700,000                  756,000
Exelon
     06-15-35             5.63                780,000                  786,298
IPALCO Enterprises
  Secured
     11-14-08             8.38                500,000                  538,750
     11-14-11             8.63                135,000                  151,875
NorthWestern Energy
  Secured
     11-01-14             5.88                110,000(d)               112,750

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- electric  (cont.)
Ohio Edison
  Sr Nts
     05-01-15             5.45%              $220,000                 $228,908
Ohio Power
  Sr Nts Series H
     01-15-14             4.85              1,305,000                1,323,949
Pacific Gas & Electric
     03-01-34             6.05                520,000                  576,004
Pacificorp
     1st Mtge
     06-15-35             5.25                510,000                  510,059
Potomac Edison
     1st Mtge
     11-15-14             5.35                545,000(d)               564,075
Southern California Edison
     1st Mtge
     07-15-35             5.35              1,050,000                1,073,948
Texas Genco LLC/Financing
  Sr Nts
     12-15-14             6.88                 54,000(d)                56,835
Utilicorp Canada Finance
     06-15-11             7.75                345,000(c)               355,350
Westar Energy
     1st Mtge
     07-01-14             6.00              2,080,000                2,269,319
Total                                                               11,711,812

Utilities -- natural gas (0.1%)
ANR Pipeline
     03-15-10             8.88                170,000                  186,478
Colorado Interstate Gas
  Sr Nts
     03-15-15             5.95                 80,000(d)                78,500
El Paso Natural Gas
  Sr Nts Series A
     08-01-10             7.63                135,000                  142,520
Northwest Pipeline
     03-01-10             8.13                320,000                  347,200
Plains Exploration & Production
  Sr Nts
     06-15-14             7.13                125,000                  133,750
Southern Natural Gas
     03-15-10             8.88                175,000                  191,962
Southern Star Central
  Secured
     08-01-10             8.50                 85,000                   89,250
Transcontinental Gas Pipe Line
  Series B
     08-15-11             7.00                450,000                  484,875
Total                                                                1,654,535

Utilities -- telephone (0.7%)
SBC Communications
     06-15-34             6.45                235,000                  264,215
Telecom Italia Capital
     09-30-34             6.00                640,000(c,d)             653,391
Verizon Pennsylvania
  Series A
     11-15-11             5.65              7,720,000                8,066,164
Total                                                                8,983,770

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Municipal bonds (0.3%)
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2005A
     06-01-14             5.00%              $530,000                 $595,953
     06-01-15             5.00                530,000                  598,402
Mecklenburg County
  Unlimited General Obligation Refunding Bonds
  Series 2005C
     02-01-14             5.00              1,380,000                1,547,270
     02-01-15             5.00                915,000                1,030,528
State of Louisiana
  Pre-refunded Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
     10-15-16             5.00                580,000(i)               650,319
Total                                                                4,422,472

Total bonds
(Cost: $459,682,270)                                              $465,060,640

Short-term security (1.0%)(p)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Commercial paper
Morgan Stanley & Co
   07-01-05               3.40%           $13,300,000              $13,298,744

Total short-term security
(Cost: $13,300,000)                                                $13,298,744

Total investments in securities
(Cost: $1,180,232,809)(r)                                       $1,300,484,044

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2005, the value of foreign securities represented 6.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $35,473,612 or 2.7% of net assets.

(e) At June 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,322,358.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2005.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC    --    Ambac Assurance Corporation

      FGIC     --    Financial Guaranty Insurance Company

      FSA      --    Financial Security Assurance

      MBIA     --    MBIA Insurance Corporation

(j) Partially pledged as initial deposit on the following open interest rate futures:

      Type of security                                      Notional amount

      Purchase contracts
      U.S. Treasury Note, Sept. 2005, 5-year                    $ 8,100,000

      Sale contracts
      U.S. Treasury Note, Sept. 2005, 10-year                    46,400,000
      U.S. Long Bond, Sept. 2005, 20-year                         6,600,000

--------------------------------------------------------------------------------
8   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2005.

(l) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at June 30, 2005.

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at June, 30, 2005:

      Security               Principal  Settlement   Proceeds       Value
                               amount       date     receivable
      Federal Natl Mtge Assn
         07-01-20 5.00%     $ 1,925,000    7-19-05 $ 1,944,883  $ 1,946,056
         07-01-35 5.00        4,000,000    7-14-05   3,980,000    3,998,760
         07-01-35 5.50       11,600,000    7-14-05  11,732,687   11,755,881
         08-01-35 6.00        4,700,000    8-11-05   4,811,625    4,813,091
         08-01-35 6.50        4,950,000    8-11-05   5,121,316    5,118,607

(n) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2005.

(o)   At June 30, 2005, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(q) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $1,180,233,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $142,327,000
      Unrealized depreciation                                   (22,076,000)
                                                                -----------
      Net unrealized appreciation                              $120,251,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
9   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6326-80 C (8/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INVESTMENT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 29, 2005